Earnings (loss) per share (Details) - Schedule of Income and Share Data Used in the Basic and Diluted Earnings (Loss) Per Ordinary Share Computations - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income and Share Data Used in the Basic and Diluted Earnings Loss Per Ordinary Share Computations [Abstract]
Earnings (loss) attributable to ordinary shareholders of the Company for basic earnings (loss) per share calculation (in Dollars)		$ (36,772,143)	$ (43,888,242)	$ 4,430,941
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation(1)	[1]	6,275,118	6,247,333	5,923,845
Basic earnings (loss) per share (in Dollars per share)	[2]	$ (5.86)	$ (7.03)	$ 0.75
Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation (in Dollars)		$ (36,772,143)	$ (43,888,242)	$ 4,430,941
Weighted average number of ordinary shares outstanding basic earnings (loss) per share calculation	[1]	6,275,118	6,247,333	5,923,845
- incremental shares issuable related to warrants issued	[1]			5,013
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	[1]	6,275,118	6,247,333	5,928,858
Diluted earnings (loss) per share (in Dollars per share)	[2]	$ (5.86)	$ (7.03)	$ 0.75

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.
[2]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.